Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	12,000,000	12,000,000
Common stock, shares issued	12,000,000	12,000,000